Inventory (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory consisted of the following:
	December 31,
	2015	2016
Raw materials and work in progress	$287,971	$114,664
Finished goods and merchandise goods	3,847,653	3,862,672
	$4,135,624	$3,977,336